Preference Shares - Schedule of Characteristics of First Preference Shares (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Series F
Class of Stock [Line Items]
Initial yield (percent)	4.90%
Annual Dividend (CAD per share)	$ 1.2250
Reset Dividend Yield (percent)	0.00%
Redemption price (CAD per share)	$ 25.00
Series J
Class of Stock [Line Items]
Initial yield (percent)	4.75%
Annual Dividend (CAD per share)	$ 1.1875
Reset Dividend Yield (percent)	0.00%
Redemption price (CAD per share)	$ 25.00
Series G
Class of Stock [Line Items]
Initial yield (percent)	5.25%
Annual Dividend (CAD per share)	$ 1.5308
Reset Dividend Yield (percent)	2.13%
Redemption price (CAD per share)	$ 25.00
Series H
Class of Stock [Line Items]
Initial yield (percent)	4.25%
Annual Dividend (CAD per share)	$ 0.4588
Reset Dividend Yield (percent)	1.45%
Redemption price (CAD per share)	$ 25.00
Preferred shares exchange ratio	1
Series K
Class of Stock [Line Items]
Initial yield (percent)	4.00%
Annual Dividend (CAD per share)	$ 0.9823
Reset Dividend Yield (percent)	2.05%
Redemption price (CAD per share)	$ 25.00
Preferred shares exchange ratio	1
Series M
Class of Stock [Line Items]
Initial yield (percent)	4.10%
Annual Dividend (CAD per share)	$ 0.9783
Reset Dividend Yield (percent)	2.48%
Redemption price (CAD per share)	$ 25.00
Preferred shares exchange ratio	1
Series I
Class of Stock [Line Items]
Initial yield (percent)	2.10%
Annual Dividend (CAD per share)	$ 0
Reset Dividend Yield (percent)	1.45%
Redemption price (CAD per share)	$ 25.00
Preferred shares exchange ratio	1
Series L
Class of Stock [Line Items]
Initial yield (percent)	0.00%
Annual Dividend (CAD per share)	$ 0
Reset Dividend Yield (percent)	0.00%
Redemption price (CAD per share)	$ 0
Preferred shares exchange ratio	1
Series N
Class of Stock [Line Items]
Initial yield (percent)	0.00%
Annual Dividend (CAD per share)	$ 0
Reset Dividend Yield (percent)	0.00%
Redemption price (CAD per share)	$ 0
Preferred shares exchange ratio	1
Fixed rate reset
Class of Stock [Line Items]
Redemption price (CAD per share)	$ 25.00
Preferred shares rate dividend term	5 years